1340858

FORM D

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	November 30, 2001
Estimated average burden	
hours per response	16.00

[redacted]

Prefix

05067724

SEC MAIL PROCESSING RECEIVED OCT 06 2005 WASH. D.C. 156 SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Membership Interests

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ■ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Ridgewood Capital Fund IV-B, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
947 Linwood Avenue, Ridgewood, NJ 07450	**201-447-9000**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

PROCESSED OCT 07 2005 THOMSON FINANCIAL

Brief Description of Business: **To make venture capital investments**

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ■ other (please specify): limited liability company

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 09 Year 05 ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **D E**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner □ Executive Officer □ Director ■ Manager

Full Name (Last name first, if individual)

Ridgewood Capital Management LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Swanson, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gold, Robert L.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Strasberg, Jeffrey H.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gulino, Daniel V.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Golden, Leslie

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Majek, Warren

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Sherwin, Elton

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$	200,000
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	■	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
See Attached

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

B. INFORMATION ABOUT OFFERING

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
26637 W. Agoura Roud, Suite 100, Calabasas, CA 91302

Name of Associated Broker or Dealer
AFA Financial Group LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	■ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Taylor, William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Capital Strategies Ltd., 690 Stites Lane, North East, MD 21901

Name of Associated Broker or Dealer
Advanced Planning Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Dyer, David

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 4025, Kokomo, IL 46904

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	■[VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Kittlaus, Clysta Sue

Business or Residence Address (Number and Street, City, State, Zip Code)
10391 Creekedge Ct., Bonita Springs, FL 34135

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Seeherman, Marc

Business or Residence Address (Number and Street, City, State, Zip Code)
32 Weset 40th Street, New York, NY 10018

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bishop, Benjamin

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 3625, 50 North Laura St., Jacksonville, FL 32202

Name of Associated Broker or Dealer
Allen C. Ewing & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Mahoney, John T.

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 3625, 50 North Laura St., Jacksonville, FL 32202

Name of Associated Broker or Dealer
Allen C. Ewing & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Hanson, James P.

Business or Residence Address (Number and Street, City, State, Zip Code)
James P. Hanson Accountancy Corp., 22973 Sutro Street, Hayward, CA 94541

Name of Associated Broker or Dealer
Archer Alexander Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Shea, Terry

Business or Residence Address (Number and Street, City, State, Zip Code)
4 Aries Lane, Novato, CA 94947

Name of Associated Broker or Dealer
Archer Alexander Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Orr, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
Two Gateway Center, Pittsburgh, PA 15222

Name of Associated Broker or Dealer
Arthurs, Lestrange & Company, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Rachlin, Jeff

Business or Residence Address (Number and Street, City, State, Zip Code)
The Landmark at Eastview, 777 Old Saw Mill River Road, Tarrytown, NY 10591

Name of Associated Broker or Dealer
Asset Allocation Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Thompson, Allen

Business or Residence Address (Number and Street, City, State, Zip Code)
244 Westchester Avenue, White Plains, NY 10604

Name of Associated Broker or Dealer
Asset Allocation Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	■ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Donnadio, Anthony

Business or Residence Address (Number and Street, City, State, Zip Code)
510 Broadhollow Road, Melville, NY 11747

Name of Associated Broker or Dealer
Basic Investors

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Michitsch, Heidi

Business or Residence Address (Number and Street, City, State, Zip Code)
115 East 87th St., New York, NY 10128

Name of Associated Broker or Dealer

Berry-Shino Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	■ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Gold, Joel

Business or Residence Address (Number and Street, City, State, Zip Code)
14500 Northside Blvd., Scottsdale, AZ 85260

Name of Associated Broker or Dealer
Berry-Shino Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
701 Tama Street, Marion, IA 52302

Name of Associated Broker or Dealer
Berthel Fisher & Co. Financial Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

■ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	■ [IN]	■ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	■ [NH]	■ [NJ]	■ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	■ [SC]	■ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
14497 N. Dale Mabry Hwy, Suite 215, Tampa, FL 33618

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	■ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
56 East Burlington Avenue, Fairfield, IA 52556

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	_ [CT]	_ [DE]	■[DC]	_ [FL]	■ [[GA]	_ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [[NV]	■ [NH]	■ [NJ]	■ [NM]	■ [[NY]	_ [NC]	_ [ND]	_ [[OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_[TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Polakoff, Vic

Business or Residence Address (Number and Street, City, State, Zip Code)
766 Shewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer
Cantone Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ {NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bjork, David

Business or Residence Address (Number and Street, City, State, Zip Code)
3801 Lockport St., Bismarck, ND 58503

Name of Associated Broker or Dealer
Capital Financial Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	■ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Volzke, Roy D.

Business or Residence Address (Number and Street, City, State, Zip Code)
1401 Saulsburgy Street, Lockwood, CO 80214

Name of Associated Broker or Dealer
CapWest Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	■ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, David

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer
Chester Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, Chester

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer
Chester Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Cole, Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)
2555 East Camelback Road, Phoenix, AZ 85016

Name of Associated Broker or Dealer
Cole Capital Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One University Office Park, Waltham, MA 02453

Name of Associated Broker or Dealer

Commonwealth Financial Network

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ■ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Boeck, George

Business or Residence Address (Number and Street, City, State, Zip Code)
Washington Asset Management, 11400 SE 8thSt., Bellevue, WA 98004

Name of Associated Broker or Dealer

Concord Equity Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. _ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Oswald, Thomas

Business or Residence Address (Number and Street, City, State, Zip Code)
75 Fox Chase Road, Far Hills, NJ 07931

Name of Associated Broker or Dealer

Concord Equity Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. _ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Stiassni, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
Cambridge Invesetment Research, 101 Peachcroft Rd, Bernardsville, NJ 07924

Name of Associated Broker or Dealer

Concord Equity Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. _ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town & Country Road, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	■[[GA]	_ [[HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	■ [NE]	■ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [[TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Coughlin, Jerry

Business or Residence Address (Number and Street, City, State, Zip Code)
75 Maplewood Drive, Lewisburg, PA 17837

Name of Associated Broker or Dealer

Cullum & Burks Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, Chester

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer

David Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, David

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer

David Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Brevig, Chris

Business or Residence Address (Number and Street, City, State, Zip Code)
150 East 52nd Street, 3rd Floor, New York, NY 10022

Name of Associated Broker or Dealer
Dominick & Dominick LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Evans, Gareth

Business or Residence Address (Number and Street, City, State, Zip Code)
150 East 52nd Street, 3rd Floor, New York, NY 10022

Name of Associated Broker or Dealer
Dominick & Dominick LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Gelman, Theodore

Business or Residence Address (Number and Street, City, State, Zip Code)
2 South Biscayne Blvd., Miami, FL 33131

Name of Associated Broker or Dealer
Dominick & Dominick LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_[PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Milani, Rodolfo

Business or Residence Address (Number and Street, City, State, Zip Code)
2 South Biscayne Blvd., Miami, FL 33131

Name of Associated Broker or Dealer
Dominick & Dominick LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_[CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_[PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	■ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hammond, William

Business or Residence Address (Number and Street, City, State, Zip Code)
4045 Orchard Rd., Smyma, GA 30080

Name of Associated Broker or Dealer
Dunwoody Brokerage Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full Name (Last name first, if individual)
Hammond, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
9330 Broadway Street, Pearland, TX 77584

Name of Associated Broker or Dealer
EDI Financial, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3721 Douglas Blvd., Roseville, CA 95661

Name of Associated Broker or Dealer
EPlanning Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

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_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	■ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full Name (Last name first, if individual)
Yellin, Saul

Business or Residence Address (Number and Street, City, State, Zip Code)
Saul Yellin Associates, 18 West Mall Dr., Huntington, NY 11743

Name of Associated Broker or Dealer
Steven Falk & Associates

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Brown, Alexander P.

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Pennsylvania Avenue, 7th Floor, Washington, DC 20006

Name of Associated Broker or Dealer
Ferris, Baker Watts Incorporated

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
328 Newman Springs Road., Red Bank, NJ 07701

Name of Associated Broker or Dealer
First Montauk Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■[NJ]	_ [NM]	■[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Griffin, James

Business or Residence Address (Number and Street, City, State, Zip Code)
1246 Chavaniac Dr., Manchester, MO 63011

Name of Associated Broker or Dealer
Forsyth Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_[CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_[KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_[MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Best, Thomas M.

Business or Residence Address (Number and Street, City, State, Zip Code)
2202 S. Babcock St., Melbourne, FL 32901

Name of Associated Broker or Dealer
G. A. Repple & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_[CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_[KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_[MI]	_ [MN]	_ [MS]	_[MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hamilton, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
2341 Mount Carmel Dr., Waco, TX 76710

Name of Associated Broker or Dealer
G. A. Repple & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_[CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_[KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_[MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Reyes, Richard E.

Business or Residence Address (Number and Street, City, State, Zip Code)
159 Lookout Place, Maitland, FL 32751

Name of Associated Broker or Dealer
G. A. Repple & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_[CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_[KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_[MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_[NJ]	_ [NM]	_[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4700 S. Syracuse Parkway, Suite 1000, Denver, CO 80237

Name of Associated Broker or Dealer
Geneos Wealth Management, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	■ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	■ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Whitman, Jan

Business or Residence Address (Number and Street, City, State, Zip Code)
777 Third Avenue, 14th Floor, New York, NY 10017

Name of Associated Broker or Dealer
Gilford Securities Incorporated

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Boutin, Dan

Business or Residence Address (Number and Street, City, State, Zip Code)
777 Third Avenue, 14th Floor, New York, NY 10017

Name of Associated Broker or Dealer
Gilford Securities Incorporated

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).......... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Sharon, Gil

Business or Residence Address (Number and Street, City, State, Zip Code)
270 Headquarters Plaza, East Tower, 10th Floor, Morristown, NJ 07960

Name of Associated Broker or Dealer
Gilford Securities Incorporated

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).......... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Lum, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)
MJL Advisors, 929 Santa Barbara St., Santa Barbara, CA 93101

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).......... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Lum, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)
Damitz/Sentinel Wealth Management, 929 Santa Barbara St., Santa Barbara, CA 93101

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).......... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hill, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
12520 High Bluff Drive, San Diego, CA 921303101

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Manchester, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
D&M Capital Management, 1 City Boulevard West, Orange, CA 92868

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
VanMourick, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
30131 Town Center Drive, Laguna Niguel, CA 92677

Name of Associated Broker or Dealer
Gramercy Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Hrycyk, Stephanie

Business or Residence Address (Number and Street, City, State, Zip Code)
3000 SW 27th Avenue, Amarillo, TX 79190

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	■ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Scribner, Rod

Business or Residence Address (Number and Street, City, State, Zip Code)
3949 Old Post Road, Charlestown, RI 02813

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5002 W. Waters Avenue, Tampla, FL 33634

Name of Associated Broker or Dealer
Gunn Allen Financial

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	■ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	_ [CT]	_ [DE]	■_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	■ [KY]	■ [LA]	■ [ME]	■ [MD]	■ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 City West Blvd., Houston, TX 77042

Name of Associated Broker or Dealer
IMS Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

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_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway, Lynnfield, MA 01940

Name of Associated Broker or Dealer
Investors Capital

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

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Full name (Last name first, if individual)
Little, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
Medallion Investment Services, 2605 Thomas Dr., Panama City Beach, FL 32408

Name of Associated Broker or Dealer
JW Cole Financial

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

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_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full name (Last name first, if individual)
Langhofer, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
300 W. Douglas Ave., Wichita, KS 67202

Name of Associated Broker or Dealer
Main Street Securities LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Walter, M. Gene

Business or Residence Address (Number and Street, City, State, Zip Code)
12600 W. Colfax Avenue, Lakewood, CO 80215

Name of Associated Broker or Dealer
MCL Financial Group, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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Full Name (Last name first, if individual)
McDonough, Michael M.

Business or Residence Address (Number and Street, City, State, Zip Code)
1022 Frick Building, Pittsburgh, PA 15219

Name of Associated Broker or Dealer
MetLife (FKA Walnut Street Securities, Inc.)

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_[KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Guttman, Barney

Business or Residence Address (Number and Street, City, State, Zip Code)
1022 Frick Building, Pittsburgh, PA 15219

Name of Associated Broker or Dealer
MetLife (FKA Walnut Street Securities, Inc.)

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_[KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
VonFeldt, Neil

Business or Residence Address (Number and Street, City, State, Zip Code)
2287 West Eau Gallie Blvd., Melbourne, FL 32935

Name of Associated Broker or Dealer
MHA Financial Corporation.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Pace, Anthony

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Lindberg & Ripple, Inc., Two Waterside Crossing, Suite 100, Windsor, CT 06095-1567

Name of Associated Broker or Dealer
M Holdings Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Down, David J.

Business or Residence Address (Number and Street, City, State, Zip Code)
336 4th Avenue, Pittsburgh, PA 15222

Name of Associated Broker or Dealer
Mid-Atlantic Capital Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Decker, Kenneth O.

Business or Residence Address (Number and Street, City, State, Zip Code)
322 Frankstown Rd., Altoona, PA 16602

Name of Associated Broker or Dealer
Next Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Murphy, Randy

Business or Residence Address (Number and Street, City, State, Zip Code)
76 Eichelberger Dr., Moon Township, PA 15108

Name of Associated Broker or Dealer
Next Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	■ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1019 Highway 71 South, Okoboji, IA 51355

Name of Associated Broker or Dealer
Okoboji Financial Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	■ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	■ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	■ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harkavy, Lawrence

Business or Residence Address (Number and Street, City, State, Zip Code)
700 Veterans Memorial Highway, Hauppauge, NY 11788

Name of Associated Broker or Dealer
Oppenheimer & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Elsas, Roger

Business or Residence Address (Number and Street, City, State, Zip Code)
125 Broad Street, 15th Floor, New York, NY 10004

Name of Associated Broker or Dealer
Oppenheimer & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Renton Place, Renton, WA 98505

Name of Associated Broker or Dealer
Pacific West Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	■ [AK]	■ [AZ]	_ [AR]	■ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	■ [HI]	■ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Jurgaitis, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
1102 Prospect Street, Neillsville, WI 54456

Name of Associated Broker or Dealer
Pavek Investments Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Helba, Jr., James

Business or Residence Address (Number and Street, City, State, Zip Code)
1195 Washington Pike, Suite 100, Bridgeville, PA 15017

Name of Associated Broker or Dealer
Pittsburgh Financial Planners, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Korth, Daniel Lee

Business or Residence Address (Number and Street, City, State, Zip Code)
205 Refugio Place, Arroyo Grande, CE 93420

Name of Associated Broker or Dealer
Questar Capital Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Swanson, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
947 Linwood Avenue, Ridgewood, NJ 07450

Name of Associated Broker or Dealer
Ridgewood Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

■ [AL]	_ [AK]	■ [AZ]	■ [AR]	■ [CA]	■ [CO]	■ [CT]	■ [DE]	■ [DC]	■ [FL]	■ [GA]	■ [HI]	■ [ID]
■ [IL]	■ [IN]	■ [IA]	■ [KS]	■ [KY]	■ [LA]	■ [ME]	■ [MD]	■ [MA]	■ [MI]	■ [MN]	■ [MS]	_ [MO]
■ [MT]	■ [NE]	■ [NV]	■ [NH]	■ [NJ]	■ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	■ [OK]	■ [OR]	■ [PA]
■ [RI]	■ [SC]	■ [SD]	■ [TN]	■ [TX]	■ [UT]	■ [VT]	■ [VA]	■ [WA]	■ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Sharma, Adarsh

Business or Residence Address (Number and Street, City, State, Zip Code)
P O Box 135, Middlesex HA96XH UK

Name of Associated Broker or Dealer
A. *Sharma & Company*

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
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Full Name (Last name first, if individual)
Gray, Thomas A.

Business or Residence Address (Number and Street, City, State, Zip Code)
322 Vista Del Mar, Redondo Beach, CA 90277

Name of Associated Broker or Dealer

S.I.I. Investments

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_[CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wlosek, Ken

Business or Residence Address (Number and Street, City, State, Zip Code)
400 "D-C" Lake Street, Ramsey, NJ 07446

Name of Associated Broker or Dealer

Seward Groves Richard & Wells, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	■[AZ]	_ [AR]	■ [CA]	■ [CO]	_[CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. _ All States,

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	■ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	■ [TX]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kovaleff, Theodore

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Wall Street, New York, NY 10005

Name of Associated Broker or Dealer
Sky Capital LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Frieders, Craig C.

Business or Residence Address (Number and Street, City, State, Zip Code)
2000 Sierra Point Pkwy, Brisbane, CA 94005

Name of Associated Broker or Dealer
Sloan Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Leiphart, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
450 Post Road East, Westport, CT 06880

Name of Associated Broker or Dealer
Sloan Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Young, Shawn

Business or Residence Address (Number and Street, City, State, Zip Code)
6729 N. Palm Avenue, Fresno, CA 93704

Name of Associated Broker or Dealer
Sloan Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hudgins, Sandra

Business or Residence Address (Number and Street, City, State, Zip Code)
5001 Spring Valley Road, Dallas, TX 75244

Name of Associated Broker or Dealer

Southwest Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_[CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Graves, Gene

Business or Residence Address (Number and Street, City, State, Zip Code)
Empire Financial Group Inc., 745 Domingo Drive, #8, Newport Beach, CA 92660

Name of Associated Broker or Dealer
Standard Investment Chartered Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	[KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Doane, John

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■[IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	■ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bernier, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880■

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	■ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■[NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Mara, Jack

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880■

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_■[WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kohlmeyer, Phillip

Business or Residence Address (Number and Street, City, State, Zip Code)
3478 Buskirk Avenue, Pleasant Hill, CA 94523

Name of Associated Broker or Dealer
Summit Brokerage Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Faber, Joel A.

Business or Residence Address (Number and Street, City, State, Zip Code)
3478 Buskirk Avenue, Pleasant Hill, CA 94523

Name of Associated Broker or Dealer
Summit Brokerage Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Nixon, Thomas M.

Business or Residence Address (Number and Street, City, State, Zip Code)
4775 Wallingford Street, Pittsburgh, PA 15213

Name of Associated Broker or Dealer
Thomas M. Nixon & Associates

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Goodman, David L.

Business or Residence Address (Number and Street, City, State, Zip Code)
853 Vanderbilt Beach Road, Naples, FL 34108

Name of Associated Broker or Dealer
TransAm Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_[MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_[NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Shafe, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
531 Versailles Drive, Maitland, FL 32751

Name of Associated Broker or Dealer
TransAm Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3500 Parkway Lane, Norcross, GA 30092

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	_ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	■ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
■ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	■ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
7730 E. Belleview Avenue, Greenwood Village, CO 80111

Name of Associated Broker or Dealer
United Securities Alliance, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	■ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 W. 110 St., Overland Park, KS 66210

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	■ [AZ]	■ [AR]	■ [CA]	■ [CO]	■ [CT]	■ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	■ [IA]	■ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	■ [MN]	_ [MS]	■ [MO]
_ [MT]	■ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	■ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Field, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
Long Grove Trading Co., 8125 RFD Danneil Circle, Long Grove, IL 60047

Name of Associated Broker or Dealer
Waterstone Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)........ □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Melanson, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
Waveland Securities LLC, 1237 Rainbow Drive, Bigfork, MT 59911

Name of Associated Broker or Dealer
Waveland Capital Partners LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

_ [AL] _ [AK] ■ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] ■ [FL] _ [GA] ■ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] ■ [MN] _ [MS] _ [MO]
■ [MT] _ [NE] ■ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] ■ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)
Bernier, Michael J.

Business or Residence Address (Number and Street, City, State, Zip Code)
675 North 1st Street, Suite 150, San Jose, CA 95112

Name of Associated Broker or Dealer
Western International Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] ■ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] ■ [WY] _ [PR]

Full Name (Last name first, if individual)
Runk, Alan

Business or Residence Address (Number and Street, City, State, Zip Code)
117 Greenspring Road, Greenville, DE 19807

Name of Associated Broker or Dealer
Wharton Equity Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] ■ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
12221 Merit Dr., Dallas, TX 71251

Name of Associated Broker or Dealer
Williams Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

	Aggregate Offering Price	Amount Already Sold
Type of Security		
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify): limited liability company membership interests	$ 7,500,000*	$ 0
Total	$ 7,500,000*	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

*The size of this offering may be increased in the Partnership's discretion to up to $200,000,000.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	■	$ 9,000
Legal Fees	■	$ 9,000
Accounting Fees	■	$ 7,500
Engineering Fees	■	$ 0
Sales Commissions (specify finders' fees separately)	■	$ 420,000
Other Expenses (identify) **filing fees, miscellaneous operating and marketing costs**	■	$ 432,000
Total	■	$ 877,500

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 6,622,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees **[management fee – 2 year estimate]**	■	$ 150,000	□	$
Purchase of real estate	□	$	□	$
Purchase, rental or leasing and installation of machinery and equipment	□	$	□	$
Construction or leasing of plant buildings and facilities	□	$	□	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	□	$	□	$
Repayment of indebtedness	□	$	□	$
Working capital	□	$	□	$
Other (specify): **investments in portfolio companies**	■	$	■	$ 6,397,500
Fund Expenses (2 yr estimate)	■	$ 75,000	□	$
Column Totals	■	$ 225,000	■	$ 6,397,500
Total Payments Listed (column totals added)			$ 6,622,500	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Ridgewood Capital Fund IV-B LLC	[signature]	**September 26, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Jeffrey H. Strasberg	**Chief Financial Officer of the Manager**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)